Convertible Preferred Stock and Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2012
Reserved Shares of Common Stock

As of December 31, 2011 and 2012, we had reserved shares of common stock, on an as-if-converted basis, for issuance as follows:

	December 31,
	2011	2012
Conversion of Series A convertible preferred stock	4,309,972	4,309,972
Conversion of Series B convertible preferred stock	3,579,597	3,579,597
Conversion of Series C convertible preferred stock	9,214,160	9,214,160
Conversion of Series D convertible preferred stock	6,287,026	6,287,026
Conversion of Series 1 convertible preferred stock	636,042	636,042
Options issued and outstanding	3,104,399	3,451,178
Options available for grant under stock option plan	45,259	593,011
Common and convertible preferred stock warrants	82,575	82,575

Total	27,259,030	28,153,561

Outstanding Convertible Preferred Stock

As of December 31, 2011 and 2012, we had outstanding convertible preferred stock as follows (in thousands, except share data):

	Shares Authorized	Shares Issued and Outstanding	Carrying Value and Liquidation Preference
Series A	43,147,400	4,309,972	$43,100
Series B	36,750,400	3,579,597	46,893
Series C	93,000,000	9,214,160	130,381
Series D	64,000,000	6,287,026	88,962
Series 1	6,360,500	636,042	7,944

Total	243,258,300	24,026,797	$317,280